Financial assets and liabilities (Details 7) - ARS ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Financial Assets Measured At Fair Value	$ 42,844,040	$ 38,646,568
Liabilities Measured At Fair Value		1,656,393
Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Financial Assets Measured At Fair Value	1,361,221,000	1,048,714,000
Derivative Financial Liabilities Not Designated as Hedging Instruments | Stock options
Statement [Line Items]
Liabilities Measured At Fair Value		607,679,000
Derivative Financial Liabilities Not Designated as Hedging Instruments | Stock options | Level 2
Statement [Line Items]
Liabilities Measured At Fair Value		0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Stock options | Level 3
Statement [Line Items]
Liabilities Measured At Fair Value		0
Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	1,361,221	0
Liabilities Measured At Fair Value		1,048,714,000
Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Liabilities Measured At Fair Value		0
Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	41,482,819,000	38,646,568,000
Liabilities Measured At Fair Value		607,679,000
Level 1 | Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Level 1 | Derivative Financial Liabilities Not Designated as Hedging Instruments | Stock options
Statement [Line Items]
Liabilities Measured At Fair Value		607,679,000
Level 3 | Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Level 2 | Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Financial Assets Measured At Fair Value	1,361,221,000	1,048,714,000
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds
Statement [Line Items]
Financial Assets Measured At Fair Value	6,140,983,000	1,659,050,000
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value		0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities
Statement [Line Items]
Financial Assets Measured At Fair Value	34,815,165,000	35,494,884,000
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	34,815,165,000	35,494,884,000
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds
Statement [Line Items]
Financial Assets Measured At Fair Value	526,671,000	1,492,634,000
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	526,671,000	1,492,634,000
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	$ 6,140,983,000	$ 1,659,050,000